Investments in Associates and Joint Ventures - Major Associates and Joint Venture (Detail)	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
China Guangfa Bank Co. Ltd ("CGB") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Country of incorporation	PRC		PRC
Percentage of equity interest held	43.686%	[1]	43.686%
Sino-Ocean Group Holding Limited ("Sino-Ocean") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Country of incorporation	Hong Kong, PRC		Hong Kong, PRC
Percentage of equity interest held	29.59%	[2]	29.79%
China Life Property & Casualty Insurance Company Limited ("CLP&C") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Country of incorporation	PRC		PRC
Percentage of equity interest held	40.00%		40.00%
COFCO Futures Company Limited ("COFCO Futures") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Country of incorporation	PRC		PRC
Percentage of equity interest held	35.00%		35.00%
Sinopec Sichuan to East China Gas Pipeline Co. Ltd ("Pipeline Company") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Country of incorporation	PRC		PRC
Percentage of equity interest held	43.86%		43.86%
China United Network Communications Limited (China Unicom) [member]
Disclosure of significant investments in associates and joint ventures [line items]
Country of incorporation	PRC		PRC
Percentage of equity interest held	10.29%	[3]	10.56%
Joy City Commercial Property Fund L.P. (Joy City) [member]
Disclosure of significant investments in associates and joint ventures [line items]
Country of incorporation	The British Cayman Islands		The British Cayman Islands
Percentage of equity interest held	66.67%		66.67%
Mapleleaf Century Limited (MCL) [member]
Disclosure of significant investments in associates and joint ventures [line items]
Country of incorporation	The British Virgin Islands		The British Virgin Islands
Percentage of equity interest held	75.00%		75.00%

[1]	On 14 December 2018, the Company subscribed for 1,871,875,329 additional shares offering of CGB at RMB6.9511 per share, with a total consideration including the transaction fees of RMB13,014 million. Upon the completion of the transaction, the Company held 43.686% equity of CGB after the capital increase, and the proportion remained unchanged. On 1 January 2019, CGB began to adopt IFRS 9 and adjusted its equity to reflect the accumulated impact of adopting IFRS 9. The adoption of IFRS 9 by CGB has an impact on the Group's equity as at 1 January 2019 accordingly, which is still under evaluation.
[2]	The 2017 final dividend of HKD0.155 in cash per ordinary share was approved and declared in the Annual General Meeting of Sino-Ocean on 18 May 2018. The Company received a cash dividend amounting to RMB284 million. The 2018 interim dividend of HKD0.140 in cash per ordinary share was approved and declared by the board of directors of Sino-Ocean on 22 August 2018. The Company received a cash dividend amounting to RMB274 million. Sino-Ocean, the Group's associate is listed in Hong Kong. On 31 December 2018, the stock price of Sino-Ocean was HKD3.45 per share. As at 31 December 2017, an impairment loss of RMB1.01 billion for the investment in Sino-Ocean had been made by the Group. The Group performed an impairment test to this investment on 31 December 2018. The recoverable amount of this investment valued by the Group approximated to the carrying amount and therefore no impairment loss was made for this investment in 2018.
[3]	The 2017 final dividend of RMB0.0198 in cash per ordinary share was approved and declared in the Annual General Meeting of China Unicom on 9 May 2018. The Company received a cash dividend amounting to RMB63 million. China Unicom's share price on 28 December 2018 (the last trading day of 2018) was RMB5.17 per share.